Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
OPERATING REVENUES
Utility		$ 1,303,044	$ 1,416,951	$ 1,174,724
Non-utility		1,356,786	1,363,996	1,291,414
Total Operating Revenues	[1]	2,659,830	2,780,947	2,466,138
OPERATING EXPENSES
Utility cost of gas		510,900	700,305	496,487
Non-utility cost of energy-related sales		1,218,331	1,255,279	1,187,844
Operation and maintenance		395,770	365,873	366,889
Depreciation and amortization		121,892	110,772	103,284
General taxes and other assessments		152,164	151,196	145,816
Total Operating Expenses		2,399,057	2,583,425	2,300,320
OPERATING INCOME		260,773	197,522	165,818
Equity in earnings of unconsolidated affiliates		5,468	3,194	1,510
Other income (expense) —net		653	1,536	2,548
Interest expense		50,511	37,738	36,011
INCOME BEFORE INCOME TAXES		216,383	164,514	133,865
INCOME TAX EXPENSE		83,804	57,254	52,292
NET INCOME		132,579	107,260	81,573
Dividends on Washington Gas Light Company preferred stock		1,320	1,320	1,320
NET INCOME APPLICABLE TO COMMON STOCK		$ 131,259	$ 105,940	$ 80,253
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)		49,794	51,759	51,697
Diluted (in shares)		50,060	51,770	51,808
EARNINGS PER AVERAGE COMMON SHARE
Basic		$ 2.64	$ 2.05	$ 1.55
Diluted		2.62	2.05	1.55
DIVIDENDS DECLARED PER COMMON SHARE (in dollars per share)		$ 1.8275	$ 1.7400	$ 1.6600
Washington Gas Light Company
OPERATING REVENUES
Total Operating Revenues		$ 1,328,191	$ 1,443,800	$ 1,200,357
OPERATING EXPENSES
Utility cost of gas		536,027	726,879	521,508
Operation and maintenance		323,967	294,613	295,664
Depreciation and amortization		108,902	102,713	99,188
General taxes and other assessments		136,911	137,472	133,391
Total Operating Expenses		1,105,807	1,261,677	1,049,751
OPERATING INCOME		222,384	182,123	150,606
Other income (expense) —net		(487)	862	1,544
Interest expense		41,828	37,127	35,631
INCOME BEFORE INCOME TAXES		180,069	145,858	116,519
INCOME TAX EXPENSE		71,391	47,534	44,197
NET INCOME		108,678	98,324	72,322
Dividends on Washington Gas Light Company preferred stock		1,320	1,320	1,320
NET INCOME APPLICABLE TO COMMON STOCK		$ 107,358	$ 97,004	$ 71,002

[1]	(a) Operating revenues are reported gross of revenue taxes. Revenue taxes of both the regulated utility and the retail energy-marketing segments include gross receipt taxes. Revenue taxes of the regulated utility segment also include public service commission fees, franchise fees and energy taxes. Operating revenue amounts in the “Eliminations” row represent total intersegment revenues associated with sales from the regulated utility segment to the retail energy-marketing segment. Midstream Energy Services’ cost of energy related sales is netted with its gross revenues.